Summarized Information Relating to Options Outstanding (Detail)														12 Months Ended							12 Months Ended																				12 Months Ended
	Dec. 31, 2011 SARS [Member] ZAR	Dec. 31, 2010 SARS [Member] ZAR	Jun. 30, 2010 SARS [Member] ZAR	Dec. 31, 2012 2005 Stock Incentive Plan USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan ZAR	Dec. 31, 2011 2005 Stock Incentive Plan USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan ZAR	Dec. 31, 2010 2005 Stock Incentive Plan USD ($)	Dec. 31, 2010 2005 Stock Incentive Plan ZAR	Jun. 30, 2010 2005 Stock Incentive Plan USD ($)	Jun. 30, 2010 2005 Stock Incentive Plan ZAR	Jun. 30, 2009 2005 Stock Incentive Plan USD ($)	Jun. 30, 2009 2005 Stock Incentive Plan ZAR	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] ZAR	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] ZAR	Dec. 31, 2010 2005 Stock Incentive Plan SARS [Member]	Jun. 30, 2010 2005 Stock Incentive Plan SARS [Member]	Jun. 30, 2009 2005 Stock Incentive Plan SARS [Member]	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] Range One USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] Range One ZAR	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] Range One USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] Range One ZAR	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] Range Two USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] Range Two ZAR	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] Range Two USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] Range Two ZAR	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] Range Three USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] Range Three ZAR	Dec. 31, 2012 GF Management Incentive Scheme ZAR	Dec. 31, 2011 GF Management Incentive Scheme USD ($)	Dec. 31, 2011 GF Management Incentive Scheme ZAR	Dec. 31, 2012 GF Management Incentive Scheme USD ($)	Dec. 31, 2010 GF Management Incentive Scheme USD ($)	Dec. 31, 2010 GF Management Incentive Scheme ZAR	Jun. 30, 2010 GF Management Incentive Scheme USD ($)	Jun. 30, 2010 GF Management Incentive Scheme ZAR	Jun. 30, 2009 GF Management Incentive Scheme USD ($)	Jun. 30, 2009 GF Management Incentive Scheme ZAR	Dec. 31, 2012 GF Management Incentive Scheme Range One USD ($)	Dec. 31, 2012 GF Management Incentive Scheme Range One ZAR	Dec. 31, 2011 GF Management Incentive Scheme Range One USD ($)	Dec. 31, 2011 GF Management Incentive Scheme Range One ZAR	Dec. 31, 2012 GF Management Incentive Scheme Range Two USD ($)	Dec. 31, 2012 GF Management Incentive Scheme Range Two ZAR	Dec. 31, 2011 GF Management Incentive Scheme Range Two USD ($)	Dec. 31, 2011 GF Management Incentive Scheme Range Two ZAR	Dec. 31, 2012 GF Management Incentive Scheme Range Three USD ($)	Dec. 31, 2012 GF Management Incentive Scheme Range Three ZAR	Dec. 31, 2011 GF Management Incentive Scheme Range Three USD ($)	Dec. 31, 2011 GF Management Incentive Scheme Range Three ZAR	Dec. 31, 2011 GF Management Incentive Scheme Range Four USD ($)	Dec. 31, 2011 GF Management Incentive Scheme Range Four ZAR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and exercisable options, lower limit																					$ 9.92	85.00	$ 10.46	85.00	$ 12.84	110.00	$ 13.53	110.00	$ 15.76	135.00	89.80										$ 9.92	85.00	$ 7.38	60.00	$ 12.84	110.00	$ 10.46	85.00	$ 15.76	135.00	$ 13.53	110.00	$ 16.61	135.00
Outstanding and exercisable options, upper limit																					$ 12.83	109.99	$ 13.52	109.99	$ 15.75	134.99	$ 16.60	134.99	$ 18.67	159.99	140.66										$ 12.83	109.99	$ 10.45	84.99	$ 15.75	134.99	$ 13.52	109.99	$ 18.67	159.99	$ 16.60	134.99	$ 19.68	159.99
Outstanding and exercisable options, Number of options														921,506	921,506	1,211,778	1,211,778	3,968,584	2,318,811	1,671,870	544,466	544,466	712,244	712,244	371,110	371,110	499,554	499,554	5,930	5,930		67,104	67,104	26,000	228,340	228,340	407,662	407,662	823,730	823,730	19,200	19,200	38,504	38,504	4,200	4,200	19,200	19,200	2,600	2,600	4,200	4,200	5,200	5,200
Outstanding and exercisable options, weighted average exercise price	119.17	93.89	90.84	$ 12.46	106.82	$ 13.26	107.79	$ 15.70	105.97	$ 13.93	105.44	$ 13.83	111.44	$ 12.47	106.83	$ 13.26	107.79				$ 11.45	98.12	$ 12.22	99.36	$ 13.90	119.13	$ 14.74	119.82	$ 15.90	136.29	98.42	$ 9.94	80.83	$ 11.48	$ 11.78	79.54	$ 10.48	79.32	$ 9.81	79.03	$ 10.48	89.80	$ 7.99	64.92	$ 13.03	111.66	$ 11.05	89.80	$ 16.41	140.66	$ 13.73	111.66	$ 17.30	140.66
Outstanding and exercisable options, contractual life														3 years 3 months 18 days	3 years 3 months 18 days	3 years 11 months 27 days	3 years 11 months 27 days				2 years 8 months 16 days	2 years 8 months 16 days	3 years 7 months 13 days	3 years 7 months 13 days	4 years 1 month 17 days	4 years 1 month 17 days	4 years 6 months 4 days	4 years 6 months 4 days	5 years 4 days	5 years 4 days	3 months 29 days	7 months 10 days	7 months 10 days								4 months 28 days	4 months 28 days	4 months 13 days	4 months 13 days	15 days	15 days	10 months 10 days	10 months 10 days	2 months 1 day	2 months 1 day	1 year 11 days	1 year 11 days	1 year 1 month 28 days	1 year 1 month 28 days